Share-Based Payment Compensation Liability - - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)
Shared Based Payment Compensation Liability [Line Items]
Liabilities | $	$ 1,677.7	$ 1,173.6
Replacement Long Term Incentive Plan Awards [Member]
Shared Based Payment Compensation Liability [Line Items]
Loss (gain) on earn out liability | $	$ 5.3	$ 1.2
Number of other equity instruments granted in share-based payment arrangement | shares	2,451,970
Number of other equity instruments exercised or vested in share based payment arrangement. | shares	297,953	176,104
Number of other equity instruments forfeited in share-based payment arrangement. | shares	47,620	180,796
Number of instruments other equity instruments settled value | $		$ 2.1
Replacement Long Term Incentive Plan Awards [Member] | Share Based Payment Compensation Liability [Member]
Shared Based Payment Compensation Liability [Line Items]
Estimated fair value of other equity instruments outstanding in a share based payment arrangement | $ / shares			$ 9.78
Liabilities	$ 34.5	$ 31.9	$ 24.0	$ 23.6